                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-4577

                   (Investment Company Act File Number)

                     Federated Income Securities Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 8/31/04

            Date of Reporting Period: Six months ended 2/29/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Muni and Stock Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

1ST SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Period Ended (unaudited) 2/29/2004 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.16
Net realized and unrealized gain on investments and futures contracts	0.69

TOTAL FROM INVESTMENT OPERATIONS	0.85

Less Distributions:
Distributions from net investment income	(0.16)

Net Asset Value, End of Period	$10.69

Total Return[2]	8.55%

Ratios to Average Net Assets:

Expenses	0.10%[3]

Net investment income	4.31%[3]

Expense waiver/reimbursement[4]	2.00%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$64,768

Portfolio turnover	19%

1 For the period from September 26, 2003 (start of performance) to February 29, 2004.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Period Ended (unaudited) 2/29/2004 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.12
Net realized and unrealized gain on investments and futures contracts	0.68

TOTAL FROM INVESTMENT OPERATIONS	0.80

Less Distributions:
Distributions from net investment income	(0.12)

Net Asset Value, End of Period	$10.68

Total Return[2]	8.07%

Ratios to Average Net Assets:

Expenses	1.10%[3]

Net investment income	3.31%[3]

Expense waiver/reimbursement[4]	1.75%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$22,343

Portfolio turnover	19%

1 For the period from September 26, 2003 (start of performance) to February 29, 2004.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Period Ended (unaudited) 2/29/2004 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.12
Net realized and unrealized gain on investments and futures contracts	0.68

TOTAL FROM INVESTMENT OPERATIONS	0.80

Less Distributions:
Distributions from net investment income	(0.12)

Net Asset Value, End of Period	$10.68

Total Return[2]	8.08%

Ratios to Average Net Assets:

Expenses	1.10%[3]

Net investment income	3.31%[3]

Expense waiver/reimbursement[4]	1.75%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$28,257

Portfolio turnover	19%

1 For the period from September 26, 2003 (start of performance) to February 29, 2004.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Shares			Credit Rating	[1]	Value
		COMMON STOCKS--28.8%
		Consumer Discretionary--3.0%
16,590		Delphi Corp.			$169,218
1,800		Fuji Heavy Industries, ADR			83,880
14,180		General Motors Corp.			682,342
4,980		Harrah's Entertainment, Inc.			258,711
17,070		Limited, Inc.			337,132
7,230		May Department Stores Co.			254,641
6,380		Maytag Corp.			180,107
28,860		Newell Rubbermaid, Inc.			738,527
28,540		Pearson PLC, ADR			337,628
12,750		Regal Entertainment Group			259,462
4,460		Stanley Works			172,736

		TOTAL			3,474,384

		Consumer Staples--2.3%
3,520		Albertsons, Inc.			87,085
9,040		Altria Group, Inc.			520,252
1,590		Anheuser-Busch Cos., Inc.			84,620
1,740		Clorox Co.			85,364
3,460		Companhia de Bebidas das Americas, ADR			93,074
3,300		ConAgra, Inc.			89,727
5,340		Kimberly-Clark Corp.			345,391
3,070		Kraft Foods, Inc., Class A			103,735
32,480		Loews Corp.-Carolina Group			923,406
15,140		Sara Lee Corp.			330,355

		TOTAL			2,663,009

		Energy--1.8%
15,200		BP Amoco PLC, ADR			747,840
6,750		ChevronTexaco Corp.			596,363
400		Diamond Offshore Drilling, Inc.			10,004
13,520		Exxon Mobil Corp.			570,138
460		Marathon Oil Corp.			16,164
2,510		Tenaris SA, ADR			86,971

		TOTAL			2,027,480

Shares			Credit Rating	[1]	Value
		COMMON STOCKS--continued
		Financials--8.8%
3,600		Allstate Corp.			$164,268
15,810		Amvescap PLC, ADR			256,280
4,630		BB&T Corp.			172,005
13,130		Bank of New York Co., Inc.			433,290
1,540		Charter One Financial, Inc.			55,779
3,860		Cincinnati Financial Corp.			173,854
22,170		Citigroup, Inc.			1,114,264
10,460		Comerica, Inc.			601,868
1,310		Freddie Mac			81,115
3,250		Fannie Mae			243,425
11,390		FleetBoston Financial Corp.			512,892
18,920		J.P. Morgan Chase & Co.			776,098
480		Lincoln National Corp.			22,286
19,040		Lloyds TSB Group PLC, ADR			649,835
18,580		MBNA Corp.			507,791
3,550		Marsh & McLennan Cos., Inc.			170,365
16,140		Montpelier Re Holdings Ltd.			574,423
7,080		Morgan Stanley			423,101
100		PNC Financial Services Group			5,862
9,570		Sun Life Financial, Inc.			260,974
14,140		Travelers Property Casualty Corp., Class B			257,914
36,270		U.S. Bancorp			1,034,783
7,890		Unitrin, Inc.			342,032
3,790		Washington Mutual, Inc.			170,323
20,790		Wells Fargo & Co.			1,192,307

		TOTAL			10,197,134

		Healthcare--1.6%
1,960		Abbott Laboratories			83,888
2,940		Baxter International, Inc.			85,613
17,770		Bristol-Myers Squibb Co.			494,361
1,170		Lilly (Eli) & Co.			86,510
5,340		Merck & Co., Inc.			256,747
19,880		Pfizer, Inc.			728,602
4,030		Wyeth			159,185

		TOTAL			1,894,906

Shares			Credit Rating	[1]	Value
		COMMON STOCKS--continued
		Industrials--2.2%
1,370		Avery Dennison Corp.			$86,817
12,480		BAE Systems, ADR			176,251
5,660		Donnelley (R.R.) & Sons Co.			179,762
15,510		General Electric Co.			504,385
5,440		Lockheed Martin Corp.			251,763
12,340		Masco Corp.			346,014
5,160		Pitney Bowes, Inc.			213,366
4,260		Quebecor World, Inc.			83,411
31,620		ServiceMaster Co.			348,136
3,000		Textron, Inc.			166,020
2,670		Union Pacific Corp.			169,919

		TOTAL			2,525,844

		Information Technology--0.4%
22,230		Electronic Data Systems Corp.			425,705

		Materials--1.9%
4,630		Alcoa, Inc.			173,486
14,830		Alumina Ltd., ADR			254,483
2,450		Aracruz Cellulose SA, ADR			88,568
6,100		Cemex SA de CV, ADR			175,985
11,410		Ciba Specialty Chemical AG, ADR			412,243
11,290		Du Pont (E.I.) de Nemours & Co.			509,066
1,970		Eastman Chemical Co.			83,430
3,700		Packaging Corp. of America			87,172
4,440		Sensient Technologies Corp.			87,690
12,630		Stora Enso Oyj, ADR			168,611
8,630		UPM - Kymmene Oyj, ADR			169,752

		TOTAL			2,210,486

		Telecommunication Services--3.5%
12,700		AT&T Corp.			254,381
3,350		Alltel Corp.			173,530
7,490		BCE, Inc.			163,881
12,250		BellSouth Corp.			337,610
4,810		PT Telekomunikasi Indonesia, ADR, Class CS			82,828
Shares or Principal Amount			Credit Rating	[1]	Value
		COMMON STOCKS--continued
38,670		SBC Communications, Inc.			$928,467
25,270		TDC A/S, ADR			508,180
10,450		Telecomunicacoes de Sao Paulo SA			172,321
2,490		Telefonos de Mexico, Class L, ADR			84,585
14,050		Telstra Corp. Ltd., ADR			261,049
26,810		Verizon Communications			1,027,627

		TOTAL			3,994,459

		Utilities--3.3%
17,450		DPL, Inc.			349,000
11,920		Duke Energy Corp.			261,763
7,970		Equitable Resources, Inc.			343,427
6,450		Exelon Corp.			433,053
4,800		NICOR, Inc.			173,472
21,230		National Grid Group PLC, ADR			861,938
2,630		NiSource, Inc.			57,097
11,190		Pinnacle West Capital Corp.			437,417
25,440		TransAlta Corp.			339,624
26,340		United Utilities PLC, ADR			507,572

		TOTAL			3,764,363

		TOTAL COMMON STOCKS (IDENTIFIED COST $32,097,501)			33,177,770

		LONG-TERM MUNICIPALS--67.5%
		Alabama--1.4%
$1,000,000		Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series 2002A), (FGIC INS) 5.250%, 5/1/2023	AAA/Aaa		1,086,770
500,000		DCH Healthcare Authority, Healthcare Facilities Revenue Bonds, 5.250%, 6/1/2017	A+/A1		534,950

		TOTAL			1,621,720

		Alaska--0.9%
1,000,000		Alaska Municipal Bond Bank, UT GO Bonds (Series 2003E), (MBIA Insurance Corp. INS) 5.250%, 12/1/2022	AAA/Aaa		1,092,940

		Arizona--0.2%
200,000		Yavapai, AZ IDA, (Yavapai Regional Medical Center), Hospital Facilities Revenue Bonds (Series A), (Radian Asset Assurance INS) 5.250%, 8/1/2021	AA/NR		213,872

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--7.0%
$250,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375%, 5/1/2022	BBB+/A3		$265,220
200,000		California State, UT GO Bonds, 5.250%, 2/1/2019	BBB/Baa1		212,508
150,000		California State, UT GO Bonds, 5.250%, 2/1/2020	BBB/Baa1		158,856
300,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/1/2024	BBB/Baa1		307,341
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/1/2018	BBB/Baa1		268,727
800,000		California State, Various Purpose UT GO Bonds, 5.500%, 11/1/2033	BBB/Baa1		836,896
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/1/2021	BBB/Baa1		928,872
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/1/2019	BBB/Baa1		320,025
1,445,000		California Statewide Communities Development Authority, (West Sacremento Water Authority), Water Revenue Pooled Financing Bonds (Series C), (FSA INS) 5.250%, 10/1/2024	AAA // NR		1,571,481
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), (MBIA Insurance Corp. INS) 5.000%, 9/1/2023	AAA/Aaa		916,614
600,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, 6/1/2028	BBB-/Baa2		610,116
200,000		San Jose, CA Redevelopment Agency, Tax Allocation Bonds, (MBIA Insurance Corp. INS) 5.000%, 8/1/2024	AAA/Aaa		209,398
300,000		San Jose, CA Redevelopment Agency, Tax Allocation Bonds, (MBIA Insurance Corp. INS) 5.000%, 8/1/2021	AAA/Aaa		317,424
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), (AMBAC INS) 5.125%, 11/1/2026	AAA/Aaa		1,062,520

		TOTAL			7,985,998

		Colorado--3.2%
870,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series 2003A), (XL Capital Assurance, Inc. INS) 5.000%, 12/1/2028	AAA/Aaa		912,134
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), (XL Capital Assurance, Inc. INS) 5.000%, 12/1/2021	AAA/Aaa		964,944
600,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), (XL Capital Assurance, Inc. INS) 5.000%, 12/1/2023	AAA/Aaa		631,932
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--continued
$750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, (Radian Asset Assurance INS) 5.250%, 12/1/2023	AA/NR		$796,118
365,000		Florence, CO Water, Refunding Revenue Bonds (Series 2003A), (Radian Asset Assurance INS) 5.000%, 12/1/2023	AA/NR		378,242

		TOTAL			3,683,370

		Florida--3.6%
65,000		Florida State Board of Education Capital Outlay, UT GO Refunding Bonds (Series B), (FSA INS) 5.000%, 6/1/2024	AAA/Aaa		68,524
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health System), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	A/A3		516,735
1,500,000		Highlands County, FL Health Facilities Authority, (Adventist Health System), Hospital Revenue Bonds (Series 2003D), 5.375%, 11/15/2035	A/A3		1,555,620
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	A/A2		508,770
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	A/A2		613,008
300,000		Orlando, FL Utilites Commission, Refunding Revenue Bonds (Series 2002C), 5.250%, 10/1/2023	AA/Aa1		325,557
505,000		Pinellas County, FL Health Facility Authority, (Baycare Health System), Revenue Bonds, 5.500%, 11/15/2033	NR/A1		522,857

		TOTAL			4,111,071

		Georgia--0.7%
500,000		Athens, GA Housing Authority, (University of Georgia-East Campus), Lease Revenue Bonds, (AMBAC INS) 5.250%, 12/1/2023	NR/Aaa		540,975
300,000		Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds, 5.700%, 12/1/2015	NR/Baa3		314,268

		TOTAL			855,243

		Illinois--1.2%
800,000		Chicago, IL, UT GO Bonds (Series 2003C), (MBIA Insurance Corp. INS) 5.000%, 1/1/2024	AAA/Aaa		844,848
500,000		Illinois Educational Facilities Authority, (Educational Advancement Fund-University Center), Student Housing Revenue Bonds, 6.250%, 5/1/2034	NR/Baa2		515,075

		TOTAL			1,359,923

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Iowa--0.9%
$1,000,000		Ames, IA Hospital Revenue, (Mary Greeley Medical Center), Hospital Refunding Revenue Bonds, (AMBAC INS) 5.000%, 6/15/2021	NR/Aaa		$1,060,610

		Kentucky--0.4%
500,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/1/2028	NR		526,425

		Louisiana--0.9%
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/1/2018	BBB+/NR		1,028,950

		Maryland--0.3%
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 8/15/2016	BBB/Baa2		382,637

		Massachusetts--2.5%
920,000		Boston, MA Convention Center, Special Obligation Revenue Bonds (Series 2002A), (AMBAC INS) 5.000%, 5/1/2025	AAA/Aaa		966,865
500,000		Commonwealth of Massachusetts, LT GO Bonds (Series C), 5.125%, 12/1/2020	AA-/Aa2		535,700
235,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 1998C), 5.750%, 7/15/2013	BBB-/Baa2		245,469
500,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 2002D), 6.350%, 7/15/2032	BBB-/Baa2		518,290
50,000		Massachusetts Port Authority, Revenue Bonds (Series 2003A), (MBIA Insurance Corp. INS) 5.000%, 7/1/2023	AAA/Aaa		53,083
475,000		Monson, MA, UT GO Bonds, (AMBAC INS) 5.250%, 11/1/2021	NR/Aaa		528,504

		TOTAL			2,847,911

		Michigan--2.6%
655,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Refunding Revenue Bonds (Series A), 6.250%, 4/15/2027	BBB/Baa2		697,411
120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.750%, 6/1/2016	BBB/Baa2		133,082
1,000,000		Michigan State Hospital Finance Authority, (Crittenton Hospital, MI), Refunding Revenue Bonds (Series 2002A), 5.500%, 3/1/2022	A+/A2		1,059,340
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/1/2013	A/A2		1,126,600

		TOTAL			3,016,433

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--0.5%
$500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Healthcare Facility Revenue Bonds (Series 2003), 6.000%, 12/1/2019	BBB+/Baa1		$541,620

		Mississippi--0.6%
560,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 4/1/2022	BBB/Baa2		676,967

		Nevada--1.0%
250,000		Clark County, NV Improvement District, (Special Improvement District No. 142 (Mountain's Edge)), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 8/1/2015	NR		257,037
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), (MBIA Insurance Corp. INS) 5.000%, 6/1/2027	AAA/Aaa		685,647
215,000		North Las Vegas, NV, LT GO Bonds, (MBIA Insurance Corp. INS) 5.000%, 3/1/2021	AAA/Aaa		229,706

		TOTAL			1,172,390

		New Jersey--1.4%
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Refunding Revenue Bonds (Series A), 5.750%, 11/1/2024	NR		301,995
1,300,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, 6/1/2041	BBB/Baa2		1,309,919

		TOTAL			1,611,914

		New Mexico--0.5%
500,000	[2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 9/1/2023	NR		531,385

		New York--5.8%
200,000		Long Island Power Authority, Electric System Revenue Bonds (Series C), 5.000%, 9/1/2022	A-/Baa1		208,848
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2003B), 5.250%, 8/1/2020	AA+/Aa2		553,435
1,565,000		New York City, NY, UT GO Bonds (Series 2003A), 5.250%, 8/1/2017	A/A2		1,712,846
50,000		New York City, NY, UT GO Bonds (Series 2003C), 5.000%, 9/15/2022	A/A2		52,179
350,000		New York City, NY, UT GO Bonds (Series 2003D), 5.250%, 10/15/2020	A/A2		377,269
375,000		New York City, NY, UT GO Bonds (Series 2003J), 5.500%, 6/1/2023	A/A2		411,004
100,000		New York City, NY, UT GO Bonds (Series C), 4.875%, 9/15/2021	A/A2		102,922
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$200,000		New York State Dormitory Authority, (New York City, NY), Court Facilities Revenue Bonds (Series 2003A), 5.375%, 5/15/2021	A/A3		$217,076
385,000		New York State Dormitory Authority, Lease Revenue Bonds (Series 2003A), (FGIC INS) 5.000%, 7/1/2019	AAA/Aaa		421,194
300,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series B), 5.000%, 3/15/2024	AA/NR		316,404
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 6/1/2018	AA-/A3		551,735
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 6/1/2018	AA-/A3		993,123
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 6/1/2022	AA-/A3		542,815
250,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.250%, 7/1/2024	NR/A3		256,848

		TOTAL			6,717,698

		Ohio--2.0%
500,000		Franklin County, OH Healthcare Facilities, (Ohio Presbyterian Retirement Services), Refunding Revenue Bonds, 5.500%, 7/1/2021	BBB/NR		500,095
800,000		Marion County, OH Healthcare Facilities, (United Church Homes, Inc.), Refunding & Improvement Revenue Bonds, 6.300%, 11/15/2015	BBB-/NR		813,944
540,000		Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding Revenue Bonds, 5.375%, 11/1/2029	A-/NR		552,722
100,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	NR/Baa2		113,136
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/1/2023	NR		385,076

		TOTAL			2,364,973

		Oklahoma--0.5%
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, (AMBAC INS) 5.250%, 2/1/2021	NR/Aaa		555,345

		Pennsylvania--6.4%
500,000		Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022	A/A2		519,340
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	BBB/NR		308,739
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 9/1/2030	BBB+/Baa1		$608,544
500,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), (MBIA Insurance Corp. INS) 5.000%, 11/1/2022	AAA/Aaa		532,365
509,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 8/15/2009	NR		521,537
250,000		Delaware County, PA Authority, (Neumann College), College Refunding Revenue Bonds (Series 1998A), 5.375%, 10/1/2018	BBB-/NR		256,472
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, 3/15/2026	A-/NR		1,037,960
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, 8/15/2033	BBB/Baa2		1,025,330
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), (Radian Asset Assurance INS) 5.000%, 11/1/2026	AA/NR		256,643
250,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 5/1/2023	BBB/NR		256,110
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Recenue Bonds (Series AA), (Radian Asset Assurance INS) 5.500%, 11/1/2022	AA/NR		551,015
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 1/15/2018	A/NR		559,520
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series A), 6.000%, 1/15/2031	A/NR		536,115
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, (Radian Asset Assurance INS) 5.250%, 1/1/2027	AA/NR		263,283
200,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series B), (MBIA Insurance Corp. INS) 5.000%, 12/1/2024	AAA/Aaa		212,774

		TOTAL			7,445,747

		Rhode Island--1.3%
1,000,000		Rhode Island State Health and Educational Building Corp., (Roger Williams University), Revenue Bonds, (Radian Asset Assurance INS) 5.000%, 11/15/2020	AA/NR		1,056,280
430,000		Rhode Island State Health and Educational Building Corp., (Roger Williams University), Revenue Bonds, (Radian Asset Assurance INS) 5.000%, 11/15/2022	AA/NR		447,604

		TOTAL			1,503,884

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Carolina--5.9%
$2,000,000		Beaufort County, SC Tax Increment, (Bluffton Area Redevelopment Project), Tax Allocation Bonds, (Radian Asset Assurance INS) 5.000%, 2/1/2023	AA/NR		$2,067,580
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, 11/1/2028	A/A2		1,544,965
735,000		South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, (Radian Asset Assurance INS) 5.625%, 7/1/2031	AA/NR		806,405
275,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs (Series 2002A), 5.500%, 11/15/2023	A-/A3		281,377
1,000,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	A-/A3		1,020,610
500,000		South Carolina Jobs-EDA, (Medical University of South Carolina), Revenue Bonds, (Radian Asset Assurance INS) 5.000%, 1/1/2021	AA/NR		520,455
500,000		South Carolina Jobs-EDA, (Medical University of South Carolina), Revenue Bonds, (Radian Asset Assurance INS) 5.000%, 1/1/2022	AA/NR		518,230

		TOTAL			6,759,622

		Tennessee--0.9%
1,000,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 4/15/2031	NR/Baa2		1,060,060

		Texas--6.6%
1,000,000		Brownsville, TX, Public Improvement LTD GO Bonds (Series 2004A), (FGIC INS) 5.000%, 2/15/2024	AAA/Aaa		1,051,990
2,270,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds (Series 2001), (AMBAC INS) 5.000%, 12/1/2026	AAA/Aaa		2,365,408
200,000		Harris County, TX, UT GO Subordinate Lien Refunding Bonds, 5.000%, 8/1/2028	AA+/Aa1		204,216
500,000		Houston, TX Water & Sewer System, Jr. Lien Refunding Revenue Bonds (Series 2002A), (FSA INS) 5.000%, 12/1/2020	AAA/Aaa		537,190
50,000		Houston, TX Water & Sewer System, Refunding Revenue Bonds (Series A), (FSA INS) 5.000%, 12/1/2022	AAA/Aaa		53,032
950,000		Lower Colorado River Authority, TX, Refunding & Improvement Revenue Bonds, (FSA INS) 5.000%, 5/15/2020	AAA/Aaa		1,018,913
600,000		Lower Colorado River Authority, TX, Refunding & Improvement Revenue Bonds, (FSA INS) 5.000%, 5/15/2026	AAA/Aaa		623,706
200,000		Matagorda County, TX Navigation District Number One, (Centerpoint Energy Houston Electric), Collateralized Refunding Revenue Bonds, 5.600%, 3/1/2027	BBB/Baa2		205,342
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Refunding Revenue Bonds (Series 2002), (AMBAC INS) 5.250%, 8/15/2022	AAA/Aaa		$539,235
250,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Refunding Revenue Bonds (Series C), 5.400%, 4/1/2018	BBB/Baa3		255,845
250,000		Sabine River Authority, TX, (TXU Energy), PCR Refunding Bonds (Series 2003B), 6.150%, 8/1/2022	BBB/Baa2		265,713
500,000		Sabine River Authority, TX, (TXU Energy), Refunding PCR Bonds (Series 2003A), 5.800%, 7/1/2022	BBB/Baa2		517,455

		TOTAL			7,638,045

		Vermont--0.9%
1,000,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.000%, 3/1/2034	NR/A2		1,021,460

		Virginia--1.5%
265,000		Southwest, VA Regional Jail Authority, Revenue Bonds, (MBIA Insurance Corp. INS) 5.125%, 9/1/2021	AAA/Aaa		286,584
200,000		Southwest, VA Regional Jail Authority, Revenue Bonds, (MBIA Insurance Corp. INS) 5.125%, 9/1/2022	AAA/Aaa		214,820
1,170,000		Virginia Peninsula Port Authority, (Dominion Terminal Associates Project-Brink's Issue), Coal Terminal Refunding Revenue Bonds (Series 2003), 6.000%, 4/1/2033	BBB/Baa3		1,232,384

		TOTAL			1,733,788

		Washington--4.7%
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, (AMBAC INS) 5.000%, 7/1/2023	AAA/Aaa		1,216,782
900,000		Pierce County, WA School District No. 010, UT GO Bonds, (FGIC INS) 5.000%, 12/1/2020	AAA/Aaa		973,980
350,000		Seattle, WA Municipal Light & Power, Improvement & Refunding Revenue Bonds, (FSA INS) 5.125%, 3/1/2021	AAA/Aaa		377,549
350,000		Seattle, WA Municipal Light & Power, Refunding Revenue Bonds, (FSA INS) 5.250%, 11/1/2018	AAA/Aaa		393,624
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds, 6.000%, 12/1/2018	NR/Baa3		524,610
500,000		Tacoma, WA Water, Refunding Revenue Bonds, (FSA INS) 5.000%, 12/1/2022	AAA/Aaa		532,570
820,000		Tacoma, WA Water, Refunding Revenue Bonds, (FSA INS) 5.000%, 12/1/2023	AAA/Aaa		868,880
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--continued
$500,000		Vancouver, WA Downtown Redevelopment Authority, (Conference Center Project), Senior Revenue Bonds (Series 2003A), (American Capital Access, INS) 5.250%, 1/1/2028	A/NR		$511,350
60,000		Washington State, LT GO Various Purpose Refunding Bonds (Series A), (MBIA Insurance Corp. INS) 5.000%, 1/1/2017	AAA/Aaa		65,330

		TOTAL			5,464,675

		West Virginia--0.3%
290,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), (AMBAC INS) 5.250%, 11/1/2023	AAA/Aaa		318,240

		Wisconsin--0.9%
715,000		Wisconsin State HEFA, (Agnesian Healthcare, Inc.), Revenue Bonds, 5.750%, 7/1/2014	A-/A3		787,694
200,000		Wisconsin State HEFA, (Ministry Healthcare), Healthcare Facilities Revenue Bonds (Series A), (MBIA Insurance Corp. INS) 5.125%, 2/15/2022	AAA/Aaa		212,856

		TOTAL			1,000,550

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $75,652,817)			77,905,466

		SHORT-TERM MUNICIPALS--1.5%
		Puerto Rico--0.7%
800,000		Puerto Rico Government Development Bank (GDB), (Credit Suisse First Boston, LIQ/MBIA Insurance Corp. INS) 12/1/2015	AAA/Aaa		800,000

		Utah--0.8%
900,000		Emery County, UT, (Pacificorp) (Series 1994), (AMBAC INS/Bank of Nova Scotia, Toronto, LIQ) 11/1/2024	AAA/Aaa		900,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			1,700,000

		TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $109,450,318)[3]			112,783,236

		OTHER ASSETS AND LIABILITIES - NET--2.2%			2,585,244

		TOTAL NET ASSETS--100%			$115,368,480

At February 29, 2004, the Fund holds no securities that are subject to federal alternative minimum tax ("AMT").

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 29, 2004, this security amounted to $531,385 which represents 0.5% of total net assets.

3 The cost of investments for federal tax purposes amounts to $109,450,064.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDC	--Industrial Development Corporation
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $109,450,318)		$112,783,236
Cash		374,148
Income receivable		1,204,575
Receivable for investments sold		44,344
Receivable for shares sold		4,256,345
Prepaid expenses		20,778

TOTAL ASSETS		118,683,426

Liabilities:
Payable for investments purchased	$3,164,891
Payable for shares redeemed	39,994
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	29,348
Payable for Directors'/Trustees' fees	3,628
Payable for distribution services fee (Note 5)	27,724
Payable for shareholder services fee (Note 5)	9,986
Payable for daily variation margin	39,375

TOTAL LIABILITIES		3,314,946

Net assets for 10,797,371 shares outstanding		$115,368,480

Net Assets Consist of:
Paid in capital		$111,511,190
Net unrealized appreciation of investments and futures contracts		2,888,255
Accumulated net realized gain on investments		934,756
Undistributed net investment income		34,279

TOTAL NET ASSETS		$115,368,480

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($64,767,775 ÷ 6,060,850 shares outstanding)		$10.69

Offering price per share (100/94.50 of $10.69)[1]		$11.31

Redemption proceeds per share		$10.69

Class B Shares:
Net asset value per share ($22,343,287 ÷ 2,091,425 shares outstanding)		$10.68

Offering price per share		$10.68

Redemption proceeds per share (94.50/100 of $10.68)[1]		$10.09

Class C Shares:
Net asset value per share ($28,257,418 ÷ 2,645,096 shares outstanding)		$10.68

Offering price per share (100/99.00 of $10.68)[1]		$10.79

Redemption proceeds per share (99.00/100 of $10.68)[1]		$10.57

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended February 29, 2004 (unaudited)1

Investment Income:
Dividends (net of foreign taxes withheld of $1,973)			$255,032
Interest			904,058

TOTAL INCOME			1,159,090

Expenses:
Investment adviser fee (Note 5)		$262,417
Administrative personnel and services fee (Note 5)		92,719
Custodian fees		7,459
Transfer and dividend disbursing agent fees and expenses (Note 5)		41,463
Directors'/Trustees' fees		3,628
Auditing fees		7,256
Legal fees		1,009
Portfolio accounting fees (Note 5)		26,433
Distribution services fee--Class B Shares (Note 5)		40,779
Distribution services fee--Class C Shares (Note 5)		48,264
Shareholder services fee--Class A Shares (Note 5)		35,923
Shareholder services fee--Class B Shares (Note 5)		13,593
Shareholder services fee--Class C Shares (Note 5)		16,088
Share registration costs		28,079
Printing and postage		6,875
Insurance premiums		681
Miscellaneous		4,535

TOTAL EXPENSES		637,201

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(262,417)
Waiver of administrative personnel and services fee	(77,810)
Waiver of transfer and dividend disbursing agent fees and expenses	(987)
Waiver of shareholder services fee--Class A Shares	(35,923)
Reimbursement of other operating expenses	(115,380)

TOTAL WAIVERS AND REIMBURSEMENT		(492,517)

Net expenses			144,684

Net investment income			1,014,406

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			934,756
Net change in unrealized appreciation of investments and futures contracts			2,888,255

Net realized and unrealized gain on investments and futures contracts			3,823,011

Change in net assets resulting from operations			$4,837,417

1 For the period from September 26, 2003 (start of performance) to February 29, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 2/29/2004 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,014,406
Net realized gain on investments	934,756
Net change in unrealized appreciation/ depreciation of investments and futures contracts	2,888,255

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,837,417

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(601,381)
Class B Shares	(171,356)
Class C Shares	(207,390)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(980,127)

Share Transactions:
Proceeds from sale of shares	113,981,267
Net asset value of shares issued to shareholders in payment of distributions declared	650,610
Cost of shares redeemed	(3,120,687)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	111,511,190

Change in net assets	115,368,480

Net Assets:
Beginning of period	--

End of period (including undistributed net investment income of $34,279)	$115,368,480

1 For the period from September 26, 2003 (start of performance) to February 29, 2004.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation by allocating investments between municipal bonds and equity securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended February 29, 2004, the Fund had no realized gains on future contracts.

At February 29, 2004, the Fund had the following open futures contract:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
March 2004	90 U.S. Treasury 10-Year Note Futures	Short	$(444,659)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Period Ended February 29	2004[1]
Class A Shares:	Shares	Amount
Shares sold	6,256,168	$64,688,345
Shares issued to shareholders in payment of distributions declared	42,706	449,083
Shares redeemed	(238,024)	(2,484,184)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,060,850	$62,653,244

Period Ended February 29	2004[1]
Class B Shares:	Shares	Amount
Shares sold	2,099,615	$21,610,459
Shares issued to shareholders in payment of distributions declared	9,470	99,431
Shares redeemed	(17,660)	(183,261)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,091,425	$21,526,629

Period Ended February 29	2004[1]
Class C Shares:	Shares	Amount
Shares sold	2,679,211	$27,682,463
Shares issued to shareholders in payment of distributions declared	9,717	102,096
Shares redeemed	(43,832)	(453,242)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,645,096	$27,331,317

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,797,371	$111,511,190

1 Reflects operations for the period from September 26, 2003, (start of performance) to February 29, 2004.

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $109,450,064. The net unrealized appreciation of investments for federal tax purposes was $3,333,172. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,690,839 and net unrealized depreciation from investments for those securities having an excess of cost over value of $357,667.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA"), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntary choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the period ended February 29, 2004, the fees paid to FEMCOPA and FIMCO were $0 and $0, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO, (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntary choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended February 29, 2004, the fees paid to FAS and FServ were $14,909 and $0, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class B and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the period ended February 29, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the period ended February 29, 2004, FSC retained $193,363 in sales charges from the sale of Class A Shares. FSC also retained $3,351 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What do shares cost?" in prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,225, after voluntary waiver, if applicable.

Interfund Transactions

For the period ended February 29, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $29,849,761 and $26,950,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended February 29, 2004, were as follows:

Purchases	$117,890,981

Sales	$11,376,492

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board; or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Muni and Stock Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

30216 (4/04)

Item 2.     Code of Ethics

            Not Applicable.

Item 3.     Audit Committee Financial Expert

            Not Applicable.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

     (a)  The  registrant's  President and  Treasurer  have  concluded  that the registrant's  disclosure  controls and  procedures (as defined in rule
          30a-3(c)  under the Act) are effective in design and operation and are sufficient  to form the basis of the  certifications  required by Rule
          30a-(2) under the Act, based on their  evaluation of these  disclosure controls  and  procedures  within 90 days of the  filing  date of this report on Form N-CSR.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in rule  30a-3(d)  under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have  materially  affected,  or are reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securites Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        April 21, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 21, 2004